Schedule of Assumptions Used (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Risk-free interest rate, minimum	0.76%	0.28%
Risk-free interest rate,maximum	0.87%	1.59%
Expected life of the options	5 years	5 years
Expected volatility	190.00%
Expected dividend yield	0.00%	0.00%
Expected volatility, minimum		195.00%
Expected volatility, maximum		212.00%